Consolidated Statements of Changes in Equity (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total attributable to shareholders of the Bank		$ 517,447
Allocated to reserves		206,979
Allocated to dividends		$ 310,468
Percentage distributed		60.00%
Number of shares (in Shares)		188,446,126,794,000,000
Dividend per share (in Pesos per share)		$ 2.467
Extraordinary Shareholders Meeting [Member]
Total attributable to shareholders of the Bank	$ 808,651
Allocated to reserves	300,069
Allocated to dividends	$ 485,191
Percentage distributed	60.00%
Number of shares (in Shares)	188,446,126,794,000,000
Dividend per share (in Pesos per share)	$ 2.575